Premises and Equipment - Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 69,374	$ 63,680
Less accumulated depreciation and amortization		29,269	26,686
Premises and equipment	39,584	40,105	36,994
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		9,931	9,924
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		35,080	32,920
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,253	4,021
Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		18,151	15,285
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,959	$ 1,530